S-K 1602(c) Dilution	May 20, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 192,893,456
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 7.23
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.77
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	26,666,667
No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 221,849,656
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 7.23
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.77
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	30,666,667
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 144,893,456
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 6.69
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.31
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	21,666,667
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 166,649,656
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 6.69
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.31
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	24,916,667
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 96,893,456
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 5.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.19
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	16,666,667
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 111,449,656
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 5.81
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.19
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	19,166,667
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 48,893,456
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 4.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.81
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,666,667
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 56,249,656
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 4.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.81
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	13,416,667
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 893,456
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.87
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,666,667
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted	$ 1,049,656
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ 0.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.86
Net Tangible Book Value	$ (15,236)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Over-allotment Option Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.23
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 6.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 3.31
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.81
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.19
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.81
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.86
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.23
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.69
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.31
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.81
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.19
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.81
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.13
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 9.87
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 7.23
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	7.23
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	6.69
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	6.69
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	5.81
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	5.81
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	4.19
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	4.19
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0.13
Pro forms net tangible book value after this offering and the sale of the private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	0.14
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	201,041,500
Net proceeds from this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	231,041,500
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	23,392
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(8,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(9,200,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,600,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(2,300,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
overallotment liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(156,200)
overallotment liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(156,200)
overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(156,200)
overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(156,200)
overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(156,200)
overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	23,000,000
Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(20,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	(23,000,000)